RESTATEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Greens Natural Foods, Inc. [Member]
SCHEDULE OF RESTATEMENT OF COMBAINED FINANCIAL STATEMENTS

The following amounts have been restated:

Combined Statement of Income

	As Previously		As
	Stated	Adjustments	Re-Stated

Sales	$35,731,191	$(10,554,133)	$25,177,058
Cost of sales	(21,163,894)	6,096,468	(15,067,426)
Returns and allowances	(485,088)	42,797	(442,291)
Gross profit	14,082,209	(4,414,868)	9,667,341

Operating costs:
Salaries and wages	7,126,346	(2,212,315)	4,914,031
General and administrative	6,383,033	(1,468,645)	4,914,388
Depreciation	430,083	(63,998)	366,085
Total operating costs	13,939,462	(3,744,958)	10,194,504

Income (loss) from operations	142,747	(669,910)	(527,163)

Other income (expenses):
Forgiveness of paycheck protection program (PPP) loan	817,927	-	817,927
Commission - market data services	323,404	-	323,404
Other Income	138,567	60,343	198,910
Bad debt	(8,336)	8,336	-
Taxes and fees	(13,925)	13,925	-
Contributions and donations	(21,563)	9,848	(11,715)
Interest	(19,425)	4,998	(14,427)
Total other income (expenses)	1,216,649	97,450	1,314,099

Net income	$1,359,396	$(572,460)	$786,936

NOTE 11 – RESTATEMENT (Continued)

Combined Statement of Cash Flows

	As Previously		As
	Stated	Adjustments	Re-Stated

CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$1,359,396	$(572,460)	$786,936

Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	430,083	(63,998)	366,085
Forgiveness of PPP loan	(817,927)	-	(817,927)
Changes in assets and liabilities:
Accounts receivable	(23,827)	13,560	(10,267)
Inventory	(124,156)	(55,325)	(179,481)
Prepaid expenses	49,610	23,068	72,678
Other current assets	(7,819)	(4,088)	(11,907)
Due to/from related parties	14,485	4,604	19,089
Other assets	20,984	5,996	26,980
Deposits	(2,214)	-	(2,214)
Accounts payable	(300,649)	111,088	(189,561)
Accrued expenses	(13,142)	7,601	(5,541)
Payroll liabilities	(178,013)	(24,297)	(202,310)
Lease incentive	(13,557)	-	(13,557)
Contract liabilities	(37,647)	35,596	(2,051)
Other current liabilities	(171,453)	11,152	(160,301)
Sales tax payable	18,519	-	18,519
Net cash provided by (used in) operating activities	202,673	(507,503)	(304,830)

NOTE 11 – RESTATEMENT (Continued)

Combined Statement of Cash Flows, Continued:

	As Previously		As
	Stated	Adjustments	Re-Stated

CASH FLOWS FROM INVESTING
ACTIVITIES
Purchase of property, plant, and equipment	$(34,303)	$14,186	$(20,117)
Net cash used for investing activities	(34,303)	14,186	(20,117)

CASH FLOWS FROM FINANCING ACTIVITIES
Payments on notes payable	(113,806)	87,366	(26,440)
Payments on notes payable to related parties	(600,000)	-	(600,000)
Payments on lines of credit	(200,000)	200,000	-
Distributions	(1,337,124)	1,209,492	(127,632)
Proceeds from PPP loan	817,927	-	817,927
Net cash used for financing activities	(1,433,003)	1,496,858	63,855

NET DECREASE IN CASH AND
CASH EQUIVALENTS	(1,264,633)	1,003,541	(261,092)

CASH AND CASH EQUIVALENTS,
Beginning of year	1,765,395	(1,003,541)	761,854

CASH AND CASH EQUIVALENTS,
End of year	$500,762	$-	$500,762

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Cash paid for interest	$19,425	$(4,998)	$14,427

In addition, the balance sheet as of December 31, 2021, was adjusted to reclassify certain contract liabilities from other current liabilities to accounts payable and additional expenses were accrued related to payroll liabilities, contract liabilities and inventory. Distributions/dividends in excess of earnings was reclassified and applied to additional paid in capital.

Balance Sheet

	As Previously		As
	Stated	Adjustments	Re-Stated

Inventory	$1,856,495	$(34,600)	$1,821,895
Accounts payable	1,519,667	94,578	1,614,245
Payroll liabilities	500,913	9,711	510,624
Contract liabilities	289,359	19,999	309,358
Other current liabilities	98,738	(94,578)	4,160
Accumulated loss	(2,985,556)	63,322	(2,922,234)
Additional paid in capital	5,340,123	(127,632)	5,212,491